Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BARON INVESTMENT FUNDS TRUST (f/k/a BARON ASSET FUND)
Entity Central Index Key	0000810902
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000001635
Shareholder Report [Line Items]
Fund Name	Baron Asset Fund
Class Name	Retail
Trading Symbol	BARAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Asset Fund (the Fund) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$131	1.31%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Mid-cap growth stocks posted strong gains, nearly keeping pace with large caps as increasing concentrations among the top positions (Palantir, AppLovin, Cloudflare, Roblox, etc.) in the benchmark played a role in the benchmark's robust performance. Against a significant risk-on backdrop led by lower quality/higher beta stocks, the Fund underperformed, with style-related headwinds being the primary culprit. Lower exposure to the top-performing Residual Volatility, Beta, and Momentum factors weighed heavily on performance, as did overexposure to the weak performing Earnings Quality factor. The remaining underperformance came from disappointing stock selection, mostly centered in the Information Technology sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Retail	Russell Midcap Growth Index	Russell 3000 Index
09/30/15	$10,000	$10,000	$10,000
12/31/15	$10,463	$10,412	$10,627
03/31/16	$10,297	$10,472	$10,730
06/30/16	$10,579	$10,636	$11,012
09/30/16	$11,114	$11,124	$11,496
12/31/16	$11,115	$11,175	$11,980
03/31/17	$12,234	$11,945	$12,668
06/30/17	$13,169	$12,449	$13,050
09/30/17	$13,605	$13,106	$13,647
12/31/17	$14,019	$13,998	$14,512
03/31/18	$14,665	$14,303	$14,418
06/30/18	$15,500	$14,754	$14,979
09/30/18	$16,748	$15,872	$16,046
12/31/18	$13,999	$13,333	$13,751
03/31/19	$16,847	$15,950	$15,682
06/30/19	$18,506	$16,811	$16,325
09/30/19	$18,057	$16,698	$16,514
12/31/19	$19,265	$18,063	$18,017
03/31/20	$16,050	$14,443	$14,251
06/30/20	$20,536	$18,814	$17,390
09/30/20	$22,251	$20,577	$18,992
12/31/20	$25,619	$24,491	$21,780
03/31/21	$25,340	$24,352	$23,162
06/30/21	$27,863	$27,049	$25,071
09/30/21	$27,807	$26,843	$25,045
12/31/21	$29,188	$27,608	$27,369
03/31/22	$24,936	$24,135	$25,924
06/30/22	$19,663	$19,049	$21,595
09/30/22	$19,244	$18,925	$20,630
12/31/22	$21,583	$20,231	$22,112
03/31/23	$22,721	$22,079	$23,700
06/30/23	$23,531	$23,456	$25,688
09/30/23	$22,478	$22,230	$24,852
12/31/23	$25,260	$25,464	$27,852
03/31/24	$26,760	$27,882	$30,642
06/30/24	$25,804	$26,986	$31,628
09/30/24	$27,937	$28,751	$33,598
12/31/24	$27,907	$31,092	$34,483
03/31/25	$27,085	$28,878	$32,854
06/30/25	$29,191	$34,135	$36,466
09/30/25	$27,938	$35,084	$39,447

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	0.00%	4.66%	10.82%
Russell Midcap Growth Index	22.02%	11.26%	13.37%
Russell 3000 Index	17.41%	15.74%	14.71%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 3,789,700,375
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 41,348,427
InvestmentCompanyPortfolioTurnover	6.00%	[1]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,789,700,375
# of Issuers	55
Portfolio Turnover Rate	6%Footnote Reference#
Total Advisory Fees Paid	$41,348,427
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	24.9%
Industrials	23.6%
Health Care	14.7%
Financials	11.6%
Consumer Discretionary	9.4%
Real Estate	8.3%
Communication Services	5.7%
Cash and Cash Equivalents	1.9%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
Space Exploration Technologies Corp.	6.3%
IDEXX Laboratories, Inc.	6.3%
Guidewire Software, Inc.	5.4%
Amphenol Corp.	5.3%
Gartner, Inc.	4.7%
Verisk Analytics, Inc.	4.4%
CoStar Group, Inc.	4.4%
Arch Capital Group Ltd.	3.9%
Mettler-Toledo International, Inc.	3.3%
X.AI Holdings Corp.	3.2%
Total	47.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Disagreements [Text Block]
C000077818
Shareholder Report [Line Items]
Fund Name	Baron Asset Fund
Class Name	Institutional
Trading Symbol	BARIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Asset Fund (the Fund) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$105	1.05%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Mid-cap growth stocks posted strong gains, nearly keeping pace with large caps as increasing concentrations among the top positions (Palantir, AppLovin, Cloudflare, Roblox, etc.) in the benchmark played a role in the benchmark's robust performance. Against a significant risk-on backdrop led by lower quality/higher beta stocks, the Fund underperformed, with style-related headwinds being the primary culprit. Lower exposure to the top-performing Residual Volatility, Beta, and Momentum factors weighed heavily on performance, as did overexposure to the weak performing Earnings Quality factor. The remaining underperformance came from disappointing stock selection, mostly centered in the Information Technology sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Institutional	Russell Midcap Growth Index	Russell 3000 Index
09/30/15	$1,000,000	$1,000,000	$1,000,000
12/31/15	$1,046,978	$1,041,181	$1,062,696
03/31/16	$1,031,063	$1,047,208	$1,072,987
06/30/16	$1,059,867	$1,063,572	$1,101,213
09/30/16	$1,114,425	$1,112,411	$1,149,641
12/31/16	$1,115,085	$1,117,485	$1,198,033
03/31/17	$1,228,541	$1,194,526	$1,266,840
06/30/17	$1,323,274	$1,244,876	$1,305,041
09/30/17	$1,368,020	$1,310,642	$1,364,699
12/31/17	$1,410,496	$1,399,847	$1,451,184
03/31/18	$1,476,547	$1,430,287	$1,441,831
06/30/18	$1,561,613	$1,475,450	$1,497,902
09/30/18	$1,688,512	$1,587,208	$1,604,611
12/31/18	$1,412,411	$1,333,345	$1,375,117
03/31/19	$1,700,602	$1,594,965	$1,568,230
06/30/19	$1,869,299	$1,681,122	$1,632,451
09/30/19	$1,825,360	$1,669,797	$1,651,428
12/31/19	$1,948,589	$1,806,280	$1,801,664
03/31/20	$1,624,474	$1,444,303	$1,425,123
06/30/20	$2,079,664	$1,881,364	$1,739,043
09/30/20	$2,254,938	$2,057,712	$1,899,164
12/31/20	$2,597,998	$2,449,076	$2,177,993
03/31/21	$2,571,191	$2,435,232	$2,316,228
06/30/21	$2,829,204	$2,704,862	$2,507,081
09/30/21	$2,825,183	$2,684,308	$2,504,531
12/31/21	$2,967,500	$2,760,795	$2,736,889
03/31/22	$2,536,649	$2,413,478	$2,592,425
06/30/22	$2,001,683	$1,904,916	$2,159,458
09/30/22	$1,960,317	$1,892,480	$2,063,049
12/31/22	$2,199,749	$2,023,088	$2,211,217
03/31/23	$2,317,305	$2,207,915	$2,369,989
06/30/23	$2,401,514	$2,345,558	$2,568,755
09/30/23	$2,295,473	$2,223,029	$2,485,173
12/31/23	$2,581,359	$2,546,393	$2,785,179
03/31/24	$2,736,255	$2,788,216	$3,064,236
06/30/24	$2,640,189	$2,698,617	$3,162,782
09/30/24	$2,860,371	$2,875,143	$3,359,794
12/31/24	$2,859,255	$3,109,224	$3,448,268
03/31/25	$2,776,530	$2,887,846	$3,285,443
06/30/25	$2,994,411	$3,413,483	$3,646,554
09/30/25	$2,867,702	$3,508,355	$3,944,703

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	0.26%	4.93%	11.11%
Russell Midcap Growth Index	22.02%	11.26%	13.37%
Russell 3000 Index	17.41%	15.74%	14.71%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 3,789,700,375
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 41,348,427
InvestmentCompanyPortfolioTurnover	6.00%	[2]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,789,700,375
# of Issuers	55
Portfolio Turnover Rate	6%Footnote Reference#
Total Advisory Fees Paid	$41,348,427
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	24.9%
Industrials	23.6%
Health Care	14.7%
Financials	11.6%
Consumer Discretionary	9.4%
Real Estate	8.3%
Communication Services	5.7%
Cash and Cash Equivalents	1.9%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
Space Exploration Technologies Corp.	6.3%
IDEXX Laboratories, Inc.	6.3%
Guidewire Software, Inc.	5.4%
Amphenol Corp.	5.3%
Gartner, Inc.	4.7%
Verisk Analytics, Inc.	4.4%
CoStar Group, Inc.	4.4%
Arch Capital Group Ltd.	3.9%
Mettler-Toledo International, Inc.	3.3%
X.AI Holdings Corp.	3.2%
Total	47.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Disagreements [Text Block]
C000165210
Shareholder Report [Line Items]
Fund Name	Baron Asset Fund
Class Name	R6
Trading Symbol	BARUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Asset Fund (the Fund) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$105	1.05%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Mid-cap growth stocks posted strong gains, nearly keeping pace with large caps as increasing concentrations among the top positions (Palantir, AppLovin, Cloudflare, Roblox, etc.) in the benchmark played a role in the benchmark's robust performance. Against a significant risk-on backdrop led by lower quality/higher beta stocks, the Fund underperformed, with style-related headwinds being the primary culprit. Lower exposure to the top-performing Residual Volatility, Beta, and Momentum factors weighed heavily on performance, as did overexposure to the weak performing Earnings Quality factor. The remaining underperformance came from disappointing stock selection, mostly centered in the Information Technology sector.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	R6	Russell Midcap Growth Index	Russell 3000 Index
09/30/15	$5,000,000	$5,000,000	$5,000,000
12/31/15	$5,234,891	$5,205,904	$5,313,482
03/31/16	$5,155,317	$5,236,042	$5,364,935
06/30/16	$5,300,227	$5,317,861	$5,506,064
09/30/16	$5,572,126	$5,562,055	$5,748,204
12/31/16	$5,575,425	$5,587,426	$5,990,166
03/31/17	$6,141,767	$5,972,628	$6,334,199
06/30/17	$6,615,435	$6,224,382	$6,525,206
09/30/17	$6,839,163	$6,553,211	$6,823,494
12/31/17	$7,051,541	$6,999,234	$7,255,921
03/31/18	$7,381,801	$7,151,433	$7,209,154
06/30/18	$7,807,135	$7,377,248	$7,489,509
09/30/18	$8,441,633	$7,936,042	$8,023,055
12/31/18	$7,060,046	$6,666,724	$6,875,587
03/31/19	$8,502,089	$7,974,827	$7,841,152
06/30/19	$9,344,524	$8,405,608	$8,162,254
09/30/19	$9,124,829	$8,348,987	$8,257,140
12/31/19	$9,742,063	$9,031,398	$9,008,322
03/31/20	$8,120,372	$7,221,517	$7,125,613
06/30/20	$10,397,456	$9,406,818	$8,695,213
09/30/20	$11,273,841	$10,288,562	$9,495,821
12/31/20	$12,988,099	$12,245,380	$10,889,964
03/31/21	$12,854,063	$12,176,161	$11,581,140
06/30/21	$14,143,043	$13,524,308	$12,535,404
09/30/21	$14,124,055	$13,421,542	$12,522,655
12/31/21	$14,835,748	$13,803,977	$13,684,446
03/31/22	$12,681,398	$12,067,391	$12,962,124
06/30/22	$10,006,453	$9,524,580	$10,797,292
09/30/22	$9,800,812	$9,462,401	$10,315,243
12/31/22	$10,996,823	$10,115,440	$11,056,085
03/31/23	$11,583,432	$11,039,575	$11,849,945
06/30/23	$12,005,694	$11,727,792	$12,843,774
09/30/23	$11,474,267	$11,115,143	$12,425,866
12/31/23	$12,903,762	$12,731,966	$13,925,893
03/31/24	$13,677,045	$13,941,082	$15,321,182
06/30/24	$13,197,932	$13,493,083	$15,813,909
09/30/24	$14,297,656	$14,375,716	$16,798,972
12/31/24	$14,292,050	$15,546,122	$17,241,340
03/31/25	$13,878,378	$14,439,229	$16,427,217
06/30/25	$14,967,907	$17,067,416	$18,232,769
09/30/25	$14,334,291	$17,541,774	$19,723,513

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	0.26%	4.92%	11.11%
Russell Midcap Growth Index	22.02%	11.26%	13.37%
Russell 3000 Index	17.41%	15.74%	14.71%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 3,789,700,375
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 41,348,427
InvestmentCompanyPortfolioTurnover	6.00%	[3]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,789,700,375
# of Issuers	55
Portfolio Turnover Rate	6%Footnote Reference#
Total Advisory Fees Paid	$41,348,427
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	24.9%
Industrials	23.6%
Health Care	14.7%
Financials	11.6%
Consumer Discretionary	9.4%
Real Estate	8.3%
Communication Services	5.7%
Cash and Cash Equivalents	1.9%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
Space Exploration Technologies Corp.	6.3%
IDEXX Laboratories, Inc.	6.3%
Guidewire Software, Inc.	5.4%
Amphenol Corp.	5.3%
Gartner, Inc.	4.7%
Verisk Analytics, Inc.	4.4%
CoStar Group, Inc.	4.4%
Arch Capital Group Ltd.	3.9%
Mettler-Toledo International, Inc.	3.3%
X.AI Holdings Corp.	3.2%
Total	47.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Disagreements [Text Block]
C000001636
Shareholder Report [Line Items]
Fund Name	Baron Growth Fund
Class Name	Retail
Trading Symbol	BGRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Growth Fund (the Fund) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$129Footnote Reference**	1.39%Footnote Reference^
Footnote	Description
Footnote**	Includes interest expense of $8.
Footnote^	Includes interest expense of 0.09%.

Expenses Paid, Amount	$ 129	[4]
Expense Ratio, Percent	1.39%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged. This trend paused late in the period when small caps rallied in response to the increased likelihood of Federal Reserve rate cuts and the potential beginning of an extended easing cycle. The Fund underperformed due to a combination of stock selection and style-related headwinds. The Fund was punished for being overexposed to the Earnings Quality factor, which suffered its worst one-year performance on record. Underexposure to the strong performing Beta, Residual Volatility, and Momentum factors also weighed on performance. The remaining underperformance came from stock-specific issues.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Retail	Russell 2000 Growth Index	Russell 3000 Index
09/30/15	$10,000	$10,000	$10,000
12/31/15	$10,133	$10,432	$10,627
03/31/16	$10,159	$9,943	$10,730
06/30/16	$10,495	$10,266	$11,012
09/30/16	$10,760	$11,212	$11,496
12/31/16	$10,745	$11,613	$11,980
03/31/17	$11,855	$12,234	$12,668
06/30/17	$12,565	$12,771	$13,050
09/30/17	$12,963	$13,565	$13,647
12/31/17	$13,650	$14,187	$14,512
03/31/18	$13,978	$14,513	$14,418
06/30/18	$15,088	$15,563	$14,979
09/30/18	$16,274	$16,422	$16,046
12/31/18	$13,251	$12,866	$13,751
03/31/19	$16,112	$15,072	$15,682
06/30/19	$17,232	$15,486	$16,325
09/30/19	$17,102	$14,840	$16,514
12/31/19	$18,570	$16,531	$18,017
03/31/20	$14,418	$12,272	$14,251
06/30/20	$18,368	$16,025	$17,390
09/30/20	$20,365	$17,172	$18,992
12/31/20	$24,645	$22,256	$21,780
03/31/21	$24,860	$23,341	$23,162
06/30/21	$26,781	$24,256	$25,071
09/30/21	$27,736	$22,885	$25,045
12/31/21	$29,536	$22,887	$27,369
03/31/22	$25,581	$19,997	$25,924
06/30/22	$20,786	$16,147	$21,595
09/30/22	$20,440	$16,186	$20,630
12/31/22	$22,861	$16,855	$22,112
03/31/23	$24,650	$17,878	$23,700
06/30/23	$25,301	$19,139	$25,688
09/30/23	$24,359	$17,738	$24,852
12/31/23	$26,217	$19,999	$27,852
03/31/24	$27,648	$21,516	$30,642
06/30/24	$25,357	$20,888	$31,628
09/30/24	$28,163	$22,644	$33,598
12/31/24	$27,464	$23,030	$34,483
03/31/25	$26,281	$20,470	$32,854
06/30/25	$26,492	$22,920	$36,466
09/30/25	$24,176	$25,714	$39,447

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	(14.16%)	3.49%	9.23%
Russell 2000 Growth Index	13.56%	8.41%	9.91%
Russell 3000 Index	17.41%	15.74%	14.71%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 4,949,433,665
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 63,563,416
InvestmentCompanyPortfolioTurnover	1.00%	[6]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,949,433,665
# of Issuers	24
Portfolio Turnover Rate	1%Footnote Reference#
Total Advisory Fees Paid	$63,563,416
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	54.2%
Consumer Discretionary	17.1%
Real Estate	10.4%
Information Technology	10.1%
Health Care	6.2%
Unclassified	0.0%Footnote Reference‡
Cash and Cash Equivalents	2.0%Footnote Reference†
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
Arch Capital Group Ltd.	14.1%
MSCI, Inc.	13.5%
Kinsale Capital Group, Inc.	7.8%
CoStar Group, Inc.	7.6%
Choice Hotels International, Inc.	6.5%
Gartner, Inc.	6.4%
Primerica, Inc.	6.1%
Vail Resorts, Inc.	6.0%
Morningstar, Inc.	4.3%
FactSet Research Systems, Inc.	4.1%
Total	76.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Disagreements [Text Block]
C000077819
Shareholder Report [Line Items]
Fund Name	Baron Growth Fund
Class Name	Institutional
Trading Symbol	BGRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Growth Fund (the Fund) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$105Footnote Reference**	1.13%Footnote Reference^
Footnote	Description
Footnote**	Includes interest expense of $8.
Footnote^	Includes interest expense of 0.09%.

Expenses Paid, Amount	$ 105	[7]
Expense Ratio, Percent	1.13%	[8]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged. This trend paused late in the period when small caps rallied in response to the increased likelihood of Federal Reserve rate cuts and the potential beginning of an extended easing cycle. The Fund underperformed due to a combination of stock selection and style-related headwinds. The Fund was punished for being overexposed to the Earnings Quality factor, which suffered its worst one-year performance on record. Underexposure to the strong performing Beta, Residual Volatility, and Momentum factors also weighed on performance. The remaining underperformance came from stock-specific issues.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Institutional	Russell 2000 Growth Index	Russell 3000 Index
09/30/15	$1,000,000	$1,000,000	$1,000,000
12/31/15	$1,013,966	$1,043,197	$1,062,696
03/31/16	$1,017,120	$994,344	$1,072,987
06/30/16	$1,051,491	$1,026,571	$1,101,213
09/30/16	$1,078,768	$1,121,235	$1,149,641
12/31/16	$1,077,954	$1,161,266	$1,198,033
03/31/17	$1,190,144	$1,223,379	$1,266,840
06/30/17	$1,262,280	$1,277,072	$1,305,041
09/30/17	$1,303,044	$1,356,483	$1,364,699
12/31/17	$1,372,811	$1,418,680	$1,451,184
03/31/18	$1,406,761	$1,451,301	$1,441,831
06/30/18	$1,519,468	$1,556,267	$1,497,902
09/30/18	$1,640,070	$1,642,223	$1,604,611
12/31/18	$1,336,177	$1,286,630	$1,375,117
03/31/19	$1,625,749	$1,507,221	$1,568,230
06/30/19	$1,739,970	$1,548,639	$1,632,451
09/30/19	$1,727,914	$1,484,013	$1,651,428
12/31/19	$1,877,384	$1,653,108	$1,801,664
03/31/20	$1,458,703	$1,227,186	$1,425,123
06/30/20	$1,859,200	$1,602,509	$1,739,043
09/30/20	$2,062,735	$1,717,217	$1,899,164
12/31/20	$2,497,944	$2,225,617	$2,177,993
03/31/21	$2,521,351	$2,334,120	$2,316,228
06/30/21	$2,718,020	$2,425,559	$2,507,081
09/30/21	$2,816,654	$2,288,451	$2,504,531
12/31/21	$3,001,326	$2,288,708	$2,736,889
03/31/22	$2,601,149	$1,999,703	$2,592,425
06/30/22	$2,114,868	$1,614,674	$2,159,458
09/30/22	$2,080,820	$1,618,579	$2,063,049
12/31/22	$2,329,117	$1,685,462	$2,211,217
03/31/23	$2,512,604	$1,787,815	$2,369,989
06/30/23	$2,580,794	$1,913,901	$2,568,755
09/30/23	$2,486,235	$1,773,831	$2,485,173
12/31/23	$2,677,791	$1,999,942	$2,785,179
03/31/24	$2,825,615	$2,151,575	$3,064,236
06/30/24	$2,593,017	$2,088,767	$3,162,782
09/30/24	$2,882,043	$2,264,434	$3,359,794
12/31/24	$2,812,341	$2,303,019	$3,448,268
03/31/25	$2,692,867	$2,047,021	$3,285,443
06/30/25	$2,716,114	$2,291,959	$3,646,554
09/30/25	$2,480,109	$2,571,435	$3,944,703

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	(13.95%)	3.75%	9.51%
Russell 2000 Growth Index	13.56%	8.41%	9.91%
Russell 3000 Index	17.41%	15.74%	14.71%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 4,949,433,665
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 63,563,416
InvestmentCompanyPortfolioTurnover	1.00%	[9]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,949,433,665
# of Issuers	24
Portfolio Turnover Rate	1%Footnote Reference#
Total Advisory Fees Paid	$63,563,416
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	54.2%
Consumer Discretionary	17.1%
Real Estate	10.4%
Information Technology	10.1%
Health Care	6.2%
Unclassified	0.0%Footnote Reference‡
Cash and Cash Equivalents	2.0%Footnote Reference†
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
Arch Capital Group Ltd.	14.1%
MSCI, Inc.	13.5%
Kinsale Capital Group, Inc.	7.8%
CoStar Group, Inc.	7.6%
Choice Hotels International, Inc.	6.5%
Gartner, Inc.	6.4%
Primerica, Inc.	6.1%
Vail Resorts, Inc.	6.0%
Morningstar, Inc.	4.3%
FactSet Research Systems, Inc.	4.1%
Total	76.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Disagreements [Text Block]
C000165211
Shareholder Report [Line Items]
Fund Name	Baron Growth Fund
Class Name	R6
Trading Symbol	BGRUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Growth Fund (the Fund) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$105Footnote Reference**	1.13%Footnote Reference^
Footnote	Description
Footnote**	Includes interest expense of $8.
Footnote^	Includes interest expense of 0.09%.

Expenses Paid, Amount	$ 105	[10]
Expense Ratio, Percent	1.13%	[11]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged. This trend paused late in the period when small caps rallied in response to the increased likelihood of Federal Reserve rate cuts and the potential beginning of an extended easing cycle. The Fund underperformed due to a combination of stock selection and style-related headwinds. The Fund was punished for being overexposed to the Earnings Quality factor, which suffered its worst one-year performance on record. Underexposure to the strong performing Beta, Residual Volatility, and Momentum factors also weighed on performance. The remaining underperformance came from stock-specific issues.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	R6	Russell 2000 Growth Index	Russell 3000 Index
09/30/15	$5,000,000	$5,000,000	$5,000,000
12/31/15	$5,069,832	$5,215,983	$5,313,482
03/31/16	$5,086,387	$4,971,721	$5,364,935
06/30/16	$5,258,246	$5,132,854	$5,506,064
09/30/16	$5,393,841	$5,606,177	$5,748,204
12/31/16	$5,390,654	$5,806,328	$5,990,166
03/31/17	$5,950,722	$6,116,895	$6,334,199
06/30/17	$6,312,285	$6,385,358	$6,525,206
09/30/17	$6,515,221	$6,782,416	$6,823,494
12/31/17	$6,864,940	$7,093,398	$7,255,921
03/31/18	$7,034,688	$7,256,507	$7,209,154
06/30/18	$7,598,213	$7,781,337	$7,489,509
09/30/18	$8,201,215	$8,211,115	$8,023,055
12/31/18	$6,681,783	$6,433,151	$6,875,587
03/31/19	$8,129,608	$7,536,104	$7,841,152
06/30/19	$8,700,701	$7,743,194	$8,162,254
09/30/19	$8,640,419	$7,420,063	$8,257,140
12/31/19	$9,387,754	$8,265,538	$9,008,322
03/31/20	$7,294,405	$6,135,929	$7,125,613
06/30/20	$9,297,929	$8,012,543	$8,695,213
09/30/20	$10,314,480	$8,586,086	$9,495,821
12/31/20	$12,491,553	$11,128,082	$10,889,964
03/31/21	$12,608,586	$11,670,602	$11,581,140
06/30/21	$13,590,746	$12,127,794	$12,535,404
09/30/21	$14,085,044	$11,442,257	$12,522,655
12/31/21	$15,007,220	$11,443,538	$13,684,446
03/31/22	$13,006,422	$9,998,516	$12,962,124
06/30/22	$10,575,119	$8,073,371	$10,797,292
09/30/22	$10,404,891	$8,092,897	$10,315,243
12/31/22	$11,646,324	$8,427,312	$11,056,085
03/31/23	$12,563,716	$8,939,076	$11,849,945
06/30/23	$12,904,647	$9,569,507	$12,843,774
09/30/23	$12,431,877	$8,869,153	$12,425,866
12/31/23	$13,389,607	$9,999,712	$13,925,893
03/31/24	$14,128,691	$10,757,873	$15,321,182
06/30/24	$12,964,435	$10,443,837	$15,813,909
09/30/24	$14,409,490	$11,322,171	$16,798,972
12/31/24	$14,060,997	$11,515,095	$17,241,340
03/31/25	$13,463,658	$10,235,103	$16,427,217
06/30/25	$13,579,889	$11,459,797	$18,232,769
09/30/25	$12,399,925	$12,857,175	$19,723,513

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	(13.95%)	3.75%	9.51%
Russell 2000 Growth Index	13.56%	8.41%	9.91%
Russell 3000 Index	17.41%	15.74%	14.71%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 4,949,433,665
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 63,563,416
InvestmentCompanyPortfolioTurnover	1.00%	[12]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,949,433,665
# of Issuers	24
Portfolio Turnover Rate	1%Footnote Reference#
Total Advisory Fees Paid	$63,563,416
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Financials	54.2%
Consumer Discretionary	17.1%
Real Estate	10.4%
Information Technology	10.1%
Health Care	6.2%
Unclassified	0.0%Footnote Reference‡
Cash and Cash Equivalents	2.0%Footnote Reference†
Footnote	Description
Footnote‡	Rounds to less than 0.1%.
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
Arch Capital Group Ltd.	14.1%
MSCI, Inc.	13.5%
Kinsale Capital Group, Inc.	7.8%
CoStar Group, Inc.	7.6%
Choice Hotels International, Inc.	6.5%
Gartner, Inc.	6.4%
Primerica, Inc.	6.1%
Vail Resorts, Inc.	6.0%
Morningstar, Inc.	4.3%
FactSet Research Systems, Inc.	4.1%
Total	76.4%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Disagreements [Text Block]
C000001637
Shareholder Report [Line Items]
Fund Name	Baron Small Cap Fund
Class Name	Retail
Trading Symbol	BSCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Small Cap Fund (the Fund) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$132	1.32%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged. This trend paused late in the period when small caps rallied in response to the increased likelihood of Federal Reserve rate cuts and the potential beginning of an extended easing cycle. Most of the relative losses stemmed from style-related headwinds, as the Fund was punished for being overexposed to the Earnings Quality factor, which suffered its worst one-year performance on record. We believe this is indicative of the low-quality nature of the market rally late in the period, which is when most of the underperformance took place. The remaining underperformance was stock specific.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Retail	Russell 2000 Growth Index	Russell 3000 Index
09/30/15	$10,000	$10,000	$10,000
12/31/15	$10,403	$10,432	$10,627
03/31/16	$10,108	$9,943	$10,730
06/30/16	$10,606	$10,266	$11,012
09/30/16	$11,289	$11,212	$11,496
12/31/16	$11,437	$11,613	$11,980
03/31/17	$12,407	$12,234	$12,668
06/30/17	$13,237	$12,771	$13,050
09/30/17	$13,824	$13,565	$13,647
12/31/17	$14,540	$14,187	$14,512
03/31/18	$14,951	$14,513	$14,418
06/30/18	$15,905	$15,563	$14,979
09/30/18	$17,280	$16,422	$16,046
12/31/18	$13,466	$12,866	$13,751
03/31/19	$16,571	$15,072	$15,682
06/30/19	$17,381	$15,486	$16,325
09/30/19	$16,560	$14,840	$16,514
12/31/19	$18,112	$16,531	$18,017
03/31/20	$13,880	$12,272	$14,251
06/30/20	$18,827	$16,025	$17,390
09/30/20	$21,628	$17,172	$18,992
12/31/20	$25,417	$22,256	$21,780
03/31/21	$26,079	$23,341	$23,162
06/30/21	$27,722	$24,256	$25,071
09/30/21	$28,067	$22,885	$25,045
12/31/21	$29,364	$22,887	$27,369
03/31/22	$24,746	$19,997	$25,924
06/30/22	$20,129	$16,147	$21,595
09/30/22	$19,384	$16,186	$20,630
12/31/22	$20,195	$16,855	$22,112
03/31/23	$22,089	$17,878	$23,700
06/30/23	$23,500	$19,139	$25,688
09/30/23	$22,762	$17,738	$24,852
12/31/23	$25,623	$19,999	$27,852
03/31/24	$28,629	$21,516	$30,642
06/30/24	$26,766	$20,888	$31,628
09/30/24	$29,340	$22,644	$33,598
12/31/24	$29,025	$23,030	$34,483
03/31/25	$26,383	$20,470	$32,854
06/30/25	$29,102	$22,920	$36,466
09/30/25	$29,237	$25,714	$39,447

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	(0.35%)	6.21%	11.32%
Russell 2000 Growth Index	13.56%	8.41%	9.91%
Russell 3000 Index	17.41%	15.74%	14.71%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 3,757,267,508
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 41,285,261
InvestmentCompanyPortfolioTurnover	13.00%	[13]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,757,267,508
# of Issuers	58
Portfolio Turnover Rate	13%Footnote Reference#
Total Advisory Fees Paid	$41,285,261
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Industrials	31.3%
Information Technology	20.6%
Consumer Discretionary	16.3%
Financials	11.7%
Health Care	10.4%
Communication Services	5.9%
Consumer Staples	1.9%
Materials	0.9%
Cash and Cash Equivalents	1.0%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
Vertiv Holdings Co.	7.0%
Red Rock Resorts, Inc.	4.9%
Kinsale Capital Group, Inc.	4.8%
Guidewire Software, Inc.	4.6%
Planet Fitness, Inc.	3.2%
ICON plc	3.0%
SiteOne Landscape Supply, Inc.	3.0%
Gartner, Inc.	3.0%
Kratos Defense & Security Solutions, Inc.	2.9%
Houlihan Lokey, Inc.	2.7%
Total	39.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Disagreements [Text Block]
C000077820
Shareholder Report [Line Items]
Fund Name	Baron Small Cap Fund
Class Name	Institutional
Trading Symbol	BSFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Small Cap Fund (the Fund) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$106	1.06%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged. This trend paused late in the period when small caps rallied in response to the increased likelihood of Federal Reserve rate cuts and the potential beginning of an extended easing cycle. Most of the relative losses stemmed from style-related headwinds, as the Fund was punished for being overexposed to the Earnings Quality factor, which suffered its worst one-year performance on record. We believe this is indicative of the low-quality nature of the market rally late in the period, which is when most of the underperformance took place. The remaining underperformance was stock specific.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Institutional	Russell 2000 Growth Index	Russell 3000 Index
09/30/15	$1,000,000	$1,000,000	$1,000,000
12/31/15	$1,040,902	$1,043,197	$1,062,696
03/31/16	$1,012,319	$994,344	$1,072,987
06/30/16	$1,062,971	$1,026,571	$1,101,213
09/30/16	$1,132,075	$1,121,235	$1,149,641
12/31/16	$1,147,715	$1,161,266	$1,198,033
03/31/17	$1,245,851	$1,223,379	$1,266,840
06/30/17	$1,329,905	$1,277,072	$1,305,041
09/30/17	$1,389,756	$1,356,483	$1,364,699
12/31/17	$1,462,737	$1,418,680	$1,451,184
03/31/18	$1,504,601	$1,451,301	$1,441,831
06/30/18	$1,602,283	$1,556,267	$1,497,902
09/30/18	$1,741,829	$1,642,223	$1,604,611
12/31/18	$1,358,424	$1,286,630	$1,375,117
03/31/19	$1,673,121	$1,507,221	$1,568,230
06/30/19	$1,755,879	$1,548,639	$1,632,451
09/30/19	$1,673,666	$1,484,013	$1,651,428
12/31/19	$1,832,069	$1,653,108	$1,801,664
03/31/20	$1,404,527	$1,227,186	$1,425,123
06/30/20	$1,906,993	$1,602,509	$1,739,043
09/30/20	$2,191,823	$1,717,217	$1,899,164
12/31/20	$2,577,279	$2,225,617	$2,177,993
03/31/21	$2,646,059	$2,334,120	$2,316,228
06/30/21	$2,814,703	$2,425,559	$2,507,081
09/30/21	$2,851,739	$2,288,451	$2,504,531
12/31/21	$2,985,411	$2,288,708	$2,736,889
03/31/22	$2,517,256	$1,999,703	$2,592,425
06/30/22	$2,049,101	$1,614,674	$2,159,458
09/30/22	$1,974,521	$1,618,579	$2,063,049
12/31/22	$2,058,309	$1,685,462	$2,211,217
03/31/23	$2,252,635	$1,787,815	$2,369,989
06/30/23	$2,398,769	$1,913,901	$2,568,755
09/30/23	$2,324,148	$1,773,831	$2,485,173
12/31/23	$2,617,933	$1,999,942	$2,785,179
03/31/24	$2,927,055	$2,151,575	$3,064,236
06/30/24	$2,738,859	$2,088,767	$3,162,782
09/30/24	$3,003,936	$2,264,434	$3,359,794
12/31/24	$2,974,296	$2,303,019	$3,448,268
03/31/25	$2,704,477	$2,047,021	$3,285,443
06/30/25	$2,985,088	$2,291,959	$3,646,554
09/30/25	$3,001,277	$2,571,435	$3,944,703

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	(0.09%)	6.49%	11.62%
Russell 2000 Growth Index	13.56%	8.41%	9.91%
Russell 3000 Index	17.41%	15.74%	14.71%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 3,757,267,508
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 41,285,261
InvestmentCompanyPortfolioTurnover	13.00%	[14]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,757,267,508
# of Issuers	58
Portfolio Turnover Rate	13%Footnote Reference#
Total Advisory Fees Paid	$41,285,261
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Industrials	31.3%
Information Technology	20.6%
Consumer Discretionary	16.3%
Financials	11.7%
Health Care	10.4%
Communication Services	5.9%
Consumer Staples	1.9%
Materials	0.9%
Cash and Cash Equivalents	1.0%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
Vertiv Holdings Co.	7.0%
Red Rock Resorts, Inc.	4.9%
Kinsale Capital Group, Inc.	4.8%
Guidewire Software, Inc.	4.6%
Planet Fitness, Inc.	3.2%
ICON plc	3.0%
SiteOne Landscape Supply, Inc.	3.0%
Gartner, Inc.	3.0%
Kratos Defense & Security Solutions, Inc.	2.9%
Houlihan Lokey, Inc.	2.7%
Total	39.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Disagreements [Text Block]
C000165212
Shareholder Report [Line Items]
Fund Name	Baron Small Cap Fund
Class Name	R6
Trading Symbol	BSCUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Small Cap Fund (the Fund) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$106	1.06%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged. This trend paused late in the period when small caps rallied in response to the increased likelihood of Federal Reserve rate cuts and the potential beginning of an extended easing cycle. Most of the relative losses stemmed from style-related headwinds, as the Fund was punished for being overexposed to the Earnings Quality factor, which suffered its worst one-year performance on record. We believe this is indicative of the low-quality nature of the market rally late in the period, which is when most of the underperformance took place. The remaining underperformance was stock specific.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	R6	Russell 2000 Growth Index	Russell 3000 Index
09/30/15	$5,000,000	$5,000,000	$5,000,000
12/31/15	$5,204,507	$5,215,983	$5,313,482
03/31/16	$5,061,596	$4,971,721	$5,364,935
06/30/16	$5,314,857	$5,132,854	$5,506,064
09/30/16	$5,660,377	$5,606,177	$5,748,204
12/31/16	$5,738,572	$5,806,328	$5,990,166
03/31/17	$6,229,256	$6,116,895	$6,334,199
06/30/17	$6,647,326	$6,385,358	$6,525,206
09/30/17	$6,946,577	$6,782,416	$6,823,494
12/31/17	$7,311,489	$7,093,398	$7,255,921
03/31/18	$7,523,308	$7,256,507	$7,209,154
06/30/18	$8,009,245	$7,781,337	$7,489,509
09/30/18	$8,707,001	$8,211,115	$8,023,055
12/31/18	$6,789,876	$6,433,151	$6,875,587
03/31/19	$8,363,472	$7,536,104	$7,841,152
06/30/19	$8,777,290	$7,743,194	$8,162,254
09/30/19	$8,366,195	$7,420,063	$8,257,140
12/31/19	$9,158,269	$8,265,538	$9,008,322
03/31/20	$7,020,349	$6,135,929	$7,125,613
06/30/20	$9,532,926	$8,012,543	$8,695,213
09/30/20	$10,957,215	$8,586,086	$9,495,821
12/31/20	$12,884,702	$11,128,082	$10,889,964
03/31/21	$13,228,647	$11,670,602	$11,581,140
06/30/21	$14,068,666	$12,127,794	$12,535,404
09/30/21	$14,253,867	$11,442,257	$12,522,655
12/31/21	$14,921,927	$11,443,538	$13,684,446
03/31/22	$12,584,491	$9,998,516	$12,962,124
06/30/22	$10,243,362	$8,073,371	$10,797,292
09/30/22	$9,870,406	$8,092,897	$10,315,243
12/31/22	$10,289,398	$8,427,312	$11,056,085
03/31/23	$11,261,196	$8,939,076	$11,849,945
06/30/23	$11,991,988	$9,569,507	$12,843,774
09/30/23	$11,618,818	$8,869,153	$12,425,866
12/31/23	$13,088,128	$9,999,712	$13,925,893
03/31/24	$14,634,033	$10,757,873	$15,321,182
06/30/24	$13,692,873	$10,443,837	$15,813,909
09/30/24	$15,014,502	$11,322,171	$16,798,972
12/31/24	$14,866,239	$11,515,095	$17,241,340
03/31/25	$13,516,807	$10,235,103	$16,427,217
06/30/25	$14,920,216	$11,459,797	$18,232,769
09/30/25	$15,001,182	$12,857,175	$19,723,513

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	(0.09%)	6.48%	11.61%
Russell 2000 Growth Index	13.56%	8.41%	9.91%
Russell 3000 Index	17.41%	15.74%	14.71%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 3,757,267,508
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 41,285,261
InvestmentCompanyPortfolioTurnover	13.00%	[15]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,757,267,508
# of Issuers	58
Portfolio Turnover Rate	13%Footnote Reference#
Total Advisory Fees Paid	$41,285,261
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Industrials	31.3%
Information Technology	20.6%
Consumer Discretionary	16.3%
Financials	11.7%
Health Care	10.4%
Communication Services	5.9%
Consumer Staples	1.9%
Materials	0.9%
Cash and Cash Equivalents	1.0%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
Vertiv Holdings Co.	7.0%
Red Rock Resorts, Inc.	4.9%
Kinsale Capital Group, Inc.	4.8%
Guidewire Software, Inc.	4.6%
Planet Fitness, Inc.	3.2%
ICON plc	3.0%
SiteOne Landscape Supply, Inc.	3.0%
Gartner, Inc.	3.0%
Kratos Defense & Security Solutions, Inc.	2.9%
Houlihan Lokey, Inc.	2.7%
Total	39.1%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Disagreements [Text Block]
C000001638
Shareholder Report [Line Items]
Fund Name	Baron Opportunity Fund
Class Name	Retail
Trading Symbol	BIOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Opportunity Fund (the Fund) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$149	1.31%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks led the market higher in the period, with the Magnificent Seven continuing to dominate market returns thanks to escalating investor enthusiasm around the AI secular growth theme. Despite being meaningfully underexposed to the Magnificent Seven, the Fund managed to outperform due to strong stock selection outside of the Magnificent Seven from various holdings in the Consumer Discretionary, Information Technology, and Industrials sectors. Style biases also contributed to the Fund’s outperformance, with the principal drivers being higher exposure to the strong performing Residual Volatility, Beta, Momentum, and Growth factors.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Retail	Russell 3000 Growth Index	S&P 500 Index
09/30/15	$10,000	$10,000	$10,000
12/31/15	$10,770	$10,709	$10,704
03/31/16	$9,929	$10,745	$10,849
06/30/16	$10,259	$10,831	$11,115
09/30/16	$10,919	$11,364	$11,543
12/31/16	$10,249	$11,501	$11,984
03/31/17	$11,787	$12,494	$12,711
06/30/17	$13,135	$13,075	$13,104
09/30/17	$13,575	$13,850	$13,691
12/31/17	$14,400	$14,903	$14,601
03/31/18	$15,722	$15,124	$14,490
06/30/18	$17,297	$16,013	$14,988
09/30/18	$18,653	$17,435	$16,143
12/31/18	$15,560	$14,588	$13,961
03/31/19	$18,882	$16,948	$15,866
06/30/19	$20,036	$17,711	$16,549
09/30/19	$19,122	$17,906	$16,830
12/31/19	$21,829	$19,817	$18,356
03/31/20	$20,359	$16,874	$14,759
06/30/20	$28,434	$21,597	$17,791
09/30/20	$33,512	$24,374	$19,380
12/31/20	$41,202	$27,399	$21,734
03/31/21	$41,542	$27,726	$23,076
06/30/21	$45,721	$30,881	$25,049
09/30/21	$44,764	$31,095	$25,194
12/31/21	$46,150	$34,481	$27,973
03/31/22	$38,730	$31,291	$26,686
06/30/22	$28,264	$24,774	$22,389
09/30/22	$27,583	$23,939	$21,296
12/31/22	$26,322	$24,493	$22,907
03/31/23	$31,020	$27,886	$24,624
06/30/23	$36,063	$31,364	$26,777
09/30/23	$34,222	$30,315	$25,900
12/31/23	$39,366	$34,587	$28,928
03/31/24	$45,369	$38,470	$31,982
06/30/24	$47,344	$41,469	$33,352
09/30/24	$49,230	$42,886	$35,315
12/31/24	$55,068	$45,813	$36,166
03/31/25	$48,455	$41,234	$34,621
06/30/25	$59,695	$48,471	$38,409
09/30/25	$62,896	$53,518	$41,530

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	27.76%	13.42%	20.19%
Russell 3000 Growth Index	24.79%	17.03%	18.26%
S&P 500 Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 1,759,298,654
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 15,352,093
InvestmentCompanyPortfolioTurnover	30.00%	[16]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,759,298,654
# of Issuers	48
Portfolio Turnover Rate	30%Footnote Reference#
Total Advisory Fees Paid	$15,352,093
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	51.1%
Consumer Discretionary	14.0%
Communication Services	12.2%
Health Care	9.2%
Industrials	5.1%
Financials	4.9%
Real Estate	2.2%
Consumer Staples	0.5%
Unclassified	0.2%
Cash and Cash Equivalents	0.4%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
NVIDIA Corp.	13.2%
Microsoft Corporation	7.5%
Broadcom, Inc.	6.4%
Amazon.com, Inc.	6.1%
Tesla, Inc.	6.0%
Spotify Technology SA	4.9%
Meta Platforms, Inc.	4.6%
Space Exploration Technologies Corp.	4.5%
Eli Lilly & Co.	2.5%
Argenx SE	2.4%
Total	58.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Disagreements [Text Block]
C000077821
Shareholder Report [Line Items]
Fund Name	Baron Opportunity Fund
Class Name	Institutional
Trading Symbol	BIOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Opportunity Fund (the Fund) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$120	1.05%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks led the market higher in the period, with the Magnificent Seven continuing to dominate market returns thanks to escalating investor enthusiasm around the AI secular growth theme. Despite being meaningfully underexposed to the Magnificent Seven, the Fund managed to outperform due to strong stock selection outside of the Magnificent Seven from various holdings in the Consumer Discretionary, Information Technology, and Industrials sectors. Style biases also contributed to the Fund’s outperformance, with the principal drivers being higher exposure to the strong performing Residual Volatility, Beta, Momentum, and Growth factors.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Institutional	Russell 3000 Growth Index	S&P 500 Index
09/30/15	$1,000,000	$1,000,000	$1,000,000
12/31/15	$1,077,247	$1,070,884	$1,070,425
03/31/16	$993,602	$1,074,493	$1,084,853
06/30/16	$1,027,821	$1,083,087	$1,111,490
09/30/16	$1,094,356	$1,136,412	$1,154,304
12/31/16	$1,028,095	$1,150,063	$1,198,447
03/31/17	$1,183,238	$1,249,352	$1,271,147
06/30/17	$1,319,078	$1,307,487	$1,310,403
09/30/17	$1,364,120	$1,384,982	$1,369,114
12/31/17	$1,448,367	$1,490,333	$1,460,087
03/31/18	$1,581,683	$1,512,437	$1,449,004
06/30/18	$1,742,155	$1,601,261	$1,498,761
09/30/18	$1,878,762	$1,743,501	$1,614,326
12/31/18	$1,569,320	$1,458,752	$1,396,074
03/31/19	$1,905,234	$1,694,769	$1,586,608
06/30/19	$2,023,234	$1,771,068	$1,654,893
09/30/19	$1,931,073	$1,790,616	$1,682,998
12/31/19	$2,206,535	$1,981,661	$1,835,646
03/31/20	$2,059,802	$1,687,352	$1,475,896
06/30/20	$2,879,293	$2,159,701	$1,779,095
09/30/20	$3,395,167	$2,437,422	$1,937,955
12/31/20	$4,176,630	$2,739,885	$2,173,384
03/31/21	$4,213,319	$2,772,554	$2,307,588
06/30/21	$4,640,700	$3,088,065	$2,504,861
09/30/21	$4,546,498	$3,109,515	$2,519,440
12/31/21	$4,690,138	$3,448,113	$2,797,262
03/31/22	$3,938,774	$3,129,080	$2,668,629
06/30/22	$2,877,018	$2,477,394	$2,238,949
09/30/22	$2,808,517	$2,393,925	$2,129,630
12/31/22	$2,681,149	$2,449,335	$2,290,653
03/31/23	$3,162,793	$2,788,597	$2,462,384
06/30/23	$3,678,687	$3,136,414	$2,677,651
09/30/23	$3,493,521	$3,031,513	$2,590,000
12/31/23	$4,021,189	$3,458,692	$2,892,812
03/31/24	$4,637,693	$3,846,970	$3,198,175
06/30/24	$4,843,194	$4,146,862	$3,335,177
09/30/24	$5,039,062	$4,288,615	$3,531,504
12/31/24	$5,639,811	$4,581,293	$3,616,584
03/31/25	$4,964,866	$4,123,362	$3,462,079
06/30/25	$6,120,318	$4,847,074	$3,840,912
09/30/25	$6,453,320	$5,351,808	$4,152,968

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	28.07%	13.71%	20.50%
Russell 3000 Growth Index	24.79%	17.03%	18.26%
S&P 500 Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 1,759,298,654
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 15,352,093
InvestmentCompanyPortfolioTurnover	30.00%	[17]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,759,298,654
# of Issuers	48
Portfolio Turnover Rate	30%Footnote Reference#
Total Advisory Fees Paid	$15,352,093
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	51.1%
Consumer Discretionary	14.0%
Communication Services	12.2%
Health Care	9.2%
Industrials	5.1%
Financials	4.9%
Real Estate	2.2%
Consumer Staples	0.5%
Unclassified	0.2%
Cash and Cash Equivalents	0.4%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
NVIDIA Corp.	13.2%
Microsoft Corporation	7.5%
Broadcom, Inc.	6.4%
Amazon.com, Inc.	6.1%
Tesla, Inc.	6.0%
Spotify Technology SA	4.9%
Meta Platforms, Inc.	4.6%
Space Exploration Technologies Corp.	4.5%
Eli Lilly & Co.	2.5%
Argenx SE	2.4%
Total	58.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Disagreements [Text Block]
C000174753
Shareholder Report [Line Items]
Fund Name	Baron Opportunity Fund
Class Name	R6
Trading Symbol	BIOUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Opportunity Fund (the Fund) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$119	1.04%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks led the market higher in the period, with the Magnificent Seven continuing to dominate market returns thanks to escalating investor enthusiasm around the AI secular growth theme. Despite being meaningfully underexposed to the Magnificent Seven, the Fund managed to outperform due to strong stock selection outside of the Magnificent Seven from various holdings in the Consumer Discretionary, Information Technology, and Industrials sectors. Style biases also contributed to the Fund’s outperformance, with the principal drivers being higher exposure to the strong performing Residual Volatility, Beta, Momentum, and Growth factors.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	R6	Russell 3000 Growth Index	S&P 500 Index
09/30/15	$5,000,000	$5,000,000	$5,000,000
12/31/15	$5,386,236	$5,354,418	$5,352,126
03/31/16	$4,968,010	$5,372,465	$5,424,266
06/30/16	$5,139,103	$5,415,435	$5,557,452
09/30/16	$5,474,950	$5,682,058	$5,771,518
12/31/16	$5,140,474	$5,750,313	$5,992,236
03/31/17	$5,919,767	$6,246,762	$6,355,734
06/30/17	$6,598,967	$6,537,434	$6,552,013
09/30/17	$6,824,175	$6,924,908	$6,845,570
12/31/17	$7,245,407	$7,451,663	$7,300,437
03/31/18	$7,916,050	$7,562,184	$7,245,019
06/30/18	$8,718,352	$8,006,304	$7,493,803
09/30/18	$9,401,338	$8,717,506	$8,071,632
12/31/18	$7,849,968	$7,293,759	$6,980,368
03/31/19	$9,533,642	$8,473,844	$7,933,040
06/30/19	$10,123,574	$8,855,338	$8,274,466
09/30/19	$9,667,130	$8,953,078	$8,414,991
12/31/19	$11,039,645	$9,908,304	$9,178,232
03/31/20	$10,310,742	$8,436,758	$7,379,481
06/30/20	$14,407,359	$10,798,506	$8,895,473
09/30/20	$16,986,198	$12,187,108	$9,689,777
12/31/20	$20,902,110	$13,699,427	$10,866,920
03/31/21	$21,085,505	$13,862,768	$11,537,938
06/30/21	$23,221,813	$15,440,325	$12,524,306
09/30/21	$22,750,933	$15,547,574	$12,597,201
12/31/21	$23,468,623	$17,240,567	$13,986,309
03/31/22	$19,713,215	$15,645,399	$13,343,146
06/30/22	$14,395,729	$12,386,969	$11,194,747
09/30/22	$14,053,356	$11,969,626	$10,648,148
12/31/22	$13,416,756	$12,246,675	$11,453,264
03/31/23	$15,824,068	$13,942,983	$12,311,921
06/30/23	$18,407,917	$15,682,069	$13,388,256
09/30/23	$17,477,089	$15,157,563	$12,950,000
12/31/23	$20,119,784	$17,293,461	$14,464,059
03/31/24	$23,201,144	$19,234,849	$15,990,877
06/30/24	$24,228,264	$20,734,312	$16,675,887
09/30/24	$25,212,587	$21,443,073	$17,657,521
12/31/24	$28,220,615	$22,906,464	$18,082,920
03/31/25	$24,841,737	$20,616,809	$17,310,394
06/30/25	$30,627,717	$24,235,371	$19,204,562
09/30/25	$32,292,024	$26,759,041	$20,764,838

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	28.08%	13.71%	20.51%
Russell 3000 Growth Index	24.79%	17.03%	18.26%
S&P 500 Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 1,759,298,654
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 15,352,093
InvestmentCompanyPortfolioTurnover	30.00%	[18]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,759,298,654
# of Issuers	48
Portfolio Turnover Rate	30%Footnote Reference#
Total Advisory Fees Paid	$15,352,093
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	51.1%
Consumer Discretionary	14.0%
Communication Services	12.2%
Health Care	9.2%
Industrials	5.1%
Financials	4.9%
Real Estate	2.2%
Consumer Staples	0.5%
Unclassified	0.2%
Cash and Cash Equivalents	0.4%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
NVIDIA Corp.	13.2%
Microsoft Corporation	7.5%
Broadcom, Inc.	6.4%
Amazon.com, Inc.	6.1%
Tesla, Inc.	6.0%
Spotify Technology SA	4.9%
Meta Platforms, Inc.	4.6%
Space Exploration Technologies Corp.	4.5%
Eli Lilly & Co.	2.5%
Argenx SE	2.4%
Total	58.0%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Disagreements [Text Block]
C000001639
Shareholder Report [Line Items]
Fund Name	Baron Fifth Avenue Growth Fund
Class Name	Retail
Trading Symbol	BFTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Fifth Avenue Growth Fund (the Fund) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$114	1.00%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks led the market higher in the period, with the Magnificent Seven continuing to dominate market returns thanks to escalating investor enthusiasm around the AI secular growth theme. Despite being meaningfully underexposed to the Magnificent Seven, the Fund managed to modestly outperform largely due to solid stock selection from non-Magnificent Seven holdings in the Information Technology, Health Care, and Industrials sectors. The Fund also benefited from style-related tailwinds, specifically lower exposure to the poor performing Earnings Quality factor and higher exposure to the strong performing Beta and Residual Volatility factors.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Retail	Russell 1000 Growth Index	S&P 500 Index
09/30/15	$10,000	$10,000	$10,000
12/31/15	$10,934	$10,732	$10,704
03/31/16	$10,390	$10,811	$10,849
06/30/16	$10,390	$10,878	$11,115
09/30/16	$11,443	$11,376	$11,543
12/31/16	$10,710	$11,491	$11,984
03/31/17	$12,330	$12,515	$12,711
06/30/17	$13,377	$13,099	$13,104
09/30/17	$14,216	$13,872	$13,691
12/31/17	$15,062	$14,963	$14,601
03/31/18	$16,168	$15,175	$14,490
06/30/18	$17,315	$16,048	$14,988
09/30/18	$18,344	$17,520	$16,143
12/31/18	$15,228	$14,736	$13,961
03/31/19	$18,066	$17,109	$15,866
06/30/19	$19,249	$17,903	$16,549
09/30/19	$18,983	$18,169	$16,830
12/31/19	$20,400	$20,099	$18,356
03/31/20	$18,452	$17,265	$14,759
06/30/20	$25,430	$22,071	$17,791
09/30/20	$28,390	$24,989	$19,380
12/31/20	$30,686	$27,836	$21,734
03/31/21	$30,185	$28,098	$23,076
06/30/21	$34,330	$31,451	$25,049
09/30/21	$33,822	$31,815	$25,194
12/31/21	$34,038	$35,517	$27,973
03/31/22	$26,869	$32,306	$26,686
06/30/22	$18,648	$25,547	$22,389
09/30/22	$18,100	$24,628	$21,296
12/31/22	$16,808	$25,169	$22,907
03/31/23	$20,103	$28,784	$24,624
06/30/23	$23,303	$32,472	$26,777
09/30/23	$22,478	$31,455	$25,900
12/31/23	$26,422	$35,910	$28,928
03/31/24	$29,736	$40,009	$31,982
06/30/24	$31,411	$43,344	$33,352
09/30/24	$32,514	$44,726	$35,315
12/31/24	$36,297	$47,888	$36,166
03/31/25	$31,410	$43,115	$34,621
06/30/25	$39,217	$50,806	$38,409
09/30/25	$41,483	$56,146	$41,530

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	27.58%	7.88%	15.29%
Russell 1000 Growth Index	25.53%	17.58%	18.83%
S&P 500 Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 762,724,353
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 4,900,757
InvestmentCompanyPortfolioTurnover	19.00%	[19]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$762,724,353
# of Issuers	31
Portfolio Turnover Rate	19%Footnote Reference#
Total Advisory Fees Paid (Net of fees waived)	$4,900,757
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	44.0%
Consumer Discretionary	19.5%
Communication Services	14.5%
Health Care	8.6%
Financials	7.1%
Industrials	1.5%
Cash and Cash Equivalents	4.7%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
NVIDIA Corp.	12.7%
Meta Platforms, Inc.	8.6%
Amazon.com, Inc.	8.2%
Shopify, Inc.	5.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.9%
Alphabet, Inc.	4.9%
Tesla, Inc.	4.3%
MercadoLibre, Inc.	4.3%
Cloudflare, Inc.	3.8%
KKR & Co., Inc.	3.3%
Total	60.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Disagreements [Text Block]
C000077822
Shareholder Report [Line Items]
Fund Name	Baron Fifth Avenue Growth Fund
Class Name	Institutional
Trading Symbol	BFTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Fifth Avenue Growth Fund (the Fund) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$85	0.75%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks led the market higher in the period, with the Magnificent Seven continuing to dominate market returns thanks to escalating investor enthusiasm around the AI secular growth theme. Despite being meaningfully underexposed to the Magnificent Seven, the Fund managed to modestly outperform largely due to solid stock selection from non-Magnificent Seven holdings in the Information Technology, Health Care, and Industrials sectors. The Fund also benefited from style-related tailwinds, specifically lower exposure to the poor performing Earnings Quality factor and higher exposure to the strong performing Beta and Residual Volatility factors.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Institutional	Russell 1000 Growth Index	S&P 500 Index
09/30/15	$1,000,000	$1,000,000	$1,000,000
12/31/15	$1,094,152	$1,073,176	$1,070,425
03/31/16	$1,040,351	$1,081,136	$1,084,853
06/30/16	$1,041,520	$1,087,775	$1,111,490
09/30/16	$1,147,368	$1,137,611	$1,154,304
12/31/16	$1,074,854	$1,149,109	$1,198,447
03/31/17	$1,238,012	$1,251,482	$1,271,147
06/30/17	$1,343,860	$1,309,933	$1,310,403
09/30/17	$1,429,240	$1,387,209	$1,369,114
12/31/17	$1,515,205	$1,496,290	$1,460,087
03/31/18	$1,627,485	$1,517,470	$1,449,004
06/30/18	$1,744,444	$1,604,819	$1,498,761
09/30/18	$1,849,123	$1,751,987	$1,614,326
12/31/18	$1,536,257	$1,473,640	$1,396,074
03/31/19	$1,823,392	$1,710,914	$1,586,608
06/30/19	$1,943,860	$1,790,304	$1,654,893
09/30/19	$1,918,129	$1,816,928	$1,682,998
12/31/19	$2,062,393	$2,009,889	$1,835,646
03/31/20	$1,866,806	$1,726,512	$1,475,896
06/30/20	$2,574,531	$2,207,146	$1,779,095
09/30/20	$2,875,903	$2,498,863	$1,937,955
12/31/20	$3,110,257	$2,783,562	$2,173,384
03/31/21	$3,061,291	$2,809,784	$2,307,588
06/30/21	$3,484,455	$3,145,123	$2,504,861
09/30/21	$3,434,885	$3,181,487	$2,519,440
12/31/21	$3,459,333	$3,551,732	$2,797,262
03/31/22	$2,732,232	$3,230,612	$2,668,629
06/30/22	$1,897,435	$2,554,672	$2,238,949
09/30/22	$1,842,653	$2,462,797	$2,129,630
12/31/22	$1,712,547	$2,516,861	$2,290,653
03/31/23	$2,049,329	$2,878,423	$2,462,384
06/30/23	$2,377,396	$3,247,163	$2,677,651
09/30/23	$2,294,601	$3,145,514	$2,590,000
12/31/23	$2,698,616	$3,591,014	$2,892,812
03/31/24	$3,039,133	$4,000,907	$3,198,175
06/30/24	$3,212,815	$4,334,375	$3,335,177
09/30/24	$3,327,359	$4,472,606	$3,531,504
12/31/24	$3,717,413	$4,788,845	$3,616,584
03/31/25	$3,218,331	$4,311,506	$3,462,079
06/30/25	$4,020,876	$5,080,619	$3,840,912
09/30/25	$4,250,980	$5,614,582	$4,152,968

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	27.76%	8.13%	15.57%
Russell 1000 Growth Index	25.53%	17.58%	18.83%
S&P 500 Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 762,724,353
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 4,900,757
InvestmentCompanyPortfolioTurnover	19.00%	[20]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$762,724,353
# of Issuers	31
Portfolio Turnover Rate	19%Footnote Reference#
Total Advisory Fees Paid (Net of fees waived)	$4,900,757
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	44.0%
Consumer Discretionary	19.5%
Communication Services	14.5%
Health Care	8.6%
Financials	7.1%
Industrials	1.5%
Cash and Cash Equivalents	4.7%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
NVIDIA Corp.	12.7%
Meta Platforms, Inc.	8.6%
Amazon.com, Inc.	8.2%
Shopify, Inc.	5.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.9%
Alphabet, Inc.	4.9%
Tesla, Inc.	4.3%
MercadoLibre, Inc.	4.3%
Cloudflare, Inc.	3.8%
KKR & Co., Inc.	3.3%
Total	60.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Disagreements [Text Block]
C000165213
Shareholder Report [Line Items]
Fund Name	Baron Fifth Avenue Growth Fund
Class Name	R6
Trading Symbol	BFTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Fifth Avenue Growth Fund (the Fund) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$85	0.75%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks led the market higher in the period, with the Magnificent Seven continuing to dominate market returns thanks to escalating investor enthusiasm around the AI secular growth theme. Despite being meaningfully underexposed to the Magnificent Seven, the Fund managed to modestly outperform largely due to solid stock selection from non-Magnificent Seven holdings in the Information Technology, Health Care, and Industrials sectors. The Fund also benefited from style-related tailwinds, specifically lower exposure to the poor performing Earnings Quality factor and higher exposure to the strong performing Beta and Residual Volatility factors.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	R6	Russell 1000 Growth Index	S&P 500 Index
09/30/15	$5,000,000	$5,000,000	$5,000,000
12/31/15	$5,470,760	$5,365,880	$5,352,126
03/31/16	$5,201,754	$5,405,679	$5,424,266
06/30/16	$5,207,602	$5,438,873	$5,557,452
09/30/16	$5,739,766	$5,688,057	$5,771,518
12/31/16	$5,374,269	$5,745,544	$5,992,236
03/31/17	$6,192,982	$6,257,408	$6,355,734
06/30/17	$6,722,222	$6,549,665	$6,552,013
09/30/17	$7,149,123	$6,936,047	$6,845,570
12/31/17	$7,578,947	$7,481,450	$7,300,437
03/31/18	$8,140,351	$7,587,350	$7,245,019
06/30/18	$8,725,146	$8,024,097	$7,493,803
09/30/18	$9,248,538	$8,759,935	$8,071,632
12/31/18	$7,684,211	$7,368,200	$6,980,368
03/31/19	$9,119,883	$8,554,569	$7,933,040
06/30/19	$9,722,222	$8,951,518	$8,274,466
09/30/19	$9,593,567	$9,084,639	$8,414,991
12/31/19	$10,317,897	$10,049,446	$9,178,232
03/31/20	$9,336,959	$8,632,558	$7,379,481
06/30/20	$12,878,564	$11,035,732	$8,895,473
09/30/20	$14,385,415	$12,494,315	$9,689,777
12/31/20	$15,557,175	$13,917,808	$10,866,920
03/31/21	$15,312,347	$14,048,918	$11,537,938
06/30/21	$17,428,147	$15,725,616	$12,524,306
09/30/21	$17,180,296	$15,907,436	$12,597,201
12/31/21	$17,302,541	$17,758,660	$13,986,309
03/31/22	$13,667,109	$16,153,060	$13,343,146
06/30/22	$9,490,097	$12,773,362	$11,194,747
09/30/22	$9,216,195	$12,313,987	$10,648,148
12/31/22	$8,559,451	$12,584,306	$11,453,264
03/31/23	$10,246,441	$14,392,114	$12,311,921
06/30/23	$11,883,631	$16,235,815	$13,388,256
09/30/23	$11,472,777	$15,727,568	$12,950,000
12/31/23	$13,492,808	$17,955,068	$14,464,059
03/31/24	$15,192,248	$20,004,537	$15,990,877
06/30/24	$16,060,643	$21,671,874	$16,675,887
09/30/24	$16,633,348	$22,363,032	$17,657,521
12/31/24	$18,580,467	$23,944,225	$18,082,920
03/31/25	$16,088,233	$21,557,532	$17,310,394
06/30/25	$20,097,751	$25,403,094	$19,204,562
09/30/25	$21,273,333	$28,072,912	$20,764,838

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	27.90%	8.14%	15.58%
Russell 1000 Growth Index	25.53%	17.58%	18.83%
S&P 500 Index	17.60%	16.47%	15.30%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 762,724,353
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 4,900,757
InvestmentCompanyPortfolioTurnover	19.00%	[21]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$762,724,353
# of Issuers	31
Portfolio Turnover Rate	19%Footnote Reference#
Total Advisory Fees Paid (Net of fees waived)	$4,900,757
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	44.0%
Consumer Discretionary	19.5%
Communication Services	14.5%
Health Care	8.6%
Financials	7.1%
Industrials	1.5%
Cash and Cash Equivalents	4.7%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
NVIDIA Corp.	12.7%
Meta Platforms, Inc.	8.6%
Amazon.com, Inc.	8.2%
Shopify, Inc.	5.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.9%
Alphabet, Inc.	4.9%
Tesla, Inc.	4.3%
MercadoLibre, Inc.	4.3%
Cloudflare, Inc.	3.8%
KKR & Co., Inc.	3.3%
Total	60.3%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Disagreements [Text Block]
C000130959
Shareholder Report [Line Items]
Fund Name	Baron Discovery Fund
Class Name	Retail
Trading Symbol	BDFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Discovery Fund (the Fund) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$144	1.33%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.33%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged. This trend paused late in the period when small caps rallied in response to the increased likelihood of Federal Reserve rate cuts and the potential beginning of an extended easing cycle. The Fund outperformed over the first nine months before giving back a portion of the gains in the September quarter. Stock selection was the reason for the outperformance, with most of the strength coming from investments in Industrials and Communication Services. These gains were partly offset style-related headwinds owing to the “lower quality” nature of the market rally late in the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Retail	Russell 2000 Growth Index	Russell 3000 Index
09/30/15	$10,000	$10,000	$10,000
12/31/15	$10,144	$10,432	$10,627
03/31/16	$9,712	$9,943	$10,730
06/30/16	$10,696	$10,266	$11,012
09/30/16	$12,324	$11,212	$11,496
12/31/16	$12,315	$11,613	$11,980
03/31/17	$13,749	$12,234	$12,668
06/30/17	$15,340	$12,771	$13,050
09/30/17	$16,150	$13,565	$13,647
12/31/17	$16,689	$14,187	$14,512
03/31/18	$16,468	$14,513	$14,418
06/30/18	$19,228	$15,563	$14,979
09/30/18	$21,878	$16,422	$16,046
12/31/18	$16,760	$12,866	$13,751
03/31/19	$20,044	$15,072	$15,682
06/30/19	$20,253	$15,486	$16,325
09/30/19	$19,260	$14,840	$16,514
12/31/19	$21,194	$16,531	$18,017
03/31/20	$16,961	$12,272	$14,251
06/30/20	$23,579	$16,025	$17,390
09/30/20	$27,991	$17,172	$18,992
12/31/20	$35,121	$22,256	$21,780
03/31/21	$37,722	$23,341	$23,162
06/30/21	$39,983	$24,256	$25,071
09/30/21	$37,958	$22,885	$25,045
12/31/21	$36,747	$22,887	$27,369
03/31/22	$30,726	$19,997	$25,924
06/30/22	$23,745	$16,147	$21,595
09/30/22	$23,734	$16,186	$20,630
12/31/22	$23,777	$16,855	$22,112
03/31/23	$26,431	$17,878	$23,700
06/30/23	$27,347	$19,139	$25,688
09/30/23	$25,877	$17,738	$24,852
12/31/23	$29,074	$19,999	$27,852
03/31/24	$30,385	$21,516	$30,642
06/30/24	$27,987	$20,888	$31,628
09/30/24	$31,770	$22,644	$33,598
12/31/24	$33,710	$23,030	$34,483
03/31/25	$31,610	$20,470	$32,854
06/30/25	$36,257	$22,920	$36,466
09/30/25	$37,259	$25,714	$39,447

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Retail	17.28%	5.89%	14.06%
Russell 2000 Growth Index	13.56%	8.41%	9.91%
Russell 3000 Index	17.41%	15.74%	14.71%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 1,900,687,203
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 16,768,319
InvestmentCompanyPortfolioTurnover	41.00%	[22]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,900,687,203
# of Issuers	57
Portfolio Turnover Rate	41%Footnote Reference#
Total Advisory Fees Paid	$16,768,319
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	29.8%
Industrials	21.1%
Health Care	18.5%
Consumer Discretionary	13.0%
Financials	4.7%
Communication Services	4.5%
Consumer Staples	1.8%
Real Estate	0.9%
Materials	0.8%
Cash and Cash Equivalents	4.8%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
Exact Sciences Corp.	3.8%
Mercury Systems, Inc.	3.7%
Liberty Media Corporation-Liberty Live Cl C	3.6%
Karman Holdings, Inc.	3.2%
Kratos Defense & Security Solutions, Inc.	3.0%
DraftKings, Inc.	2.7%
Loar Holdings, Inc.	2.6%
Dynatrace, Inc.	2.5%
Advanced Energy Industries, Inc.	2.5%
Wynn Resorts Ltd.	2.4%
Total	29.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Disagreements [Text Block]
C000130960
Shareholder Report [Line Items]
Fund Name	Baron Discovery Fund
Class Name	Institutional
Trading Symbol	BDFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Discovery Fund (the Fund) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$114	1.05%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged. This trend paused late in the period when small caps rallied in response to the increased likelihood of Federal Reserve rate cuts and the potential beginning of an extended easing cycle. The Fund outperformed over the first nine months before giving back a portion of the gains in the September quarter. Stock selection was the reason for the outperformance, with most of the strength coming from investments in Industrials and Communication Services. These gains were partly offset style-related headwinds owing to the “lower quality” nature of the market rally late in the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Institutional	Russell 2000 Growth Index	Russell 3000 Index
09/30/15	$1,000,000	$1,000,000	$1,000,000
12/31/15	$1,015,206	$1,043,197	$1,062,696
03/31/16	$972,272	$994,344	$1,072,987
06/30/16	$1,071,038	$1,026,571	$1,101,213
09/30/16	$1,235,813	$1,121,235	$1,149,641
12/31/16	$1,235,813	$1,161,266	$1,198,033
03/31/17	$1,380,449	$1,223,379	$1,266,840
06/30/17	$1,540,647	$1,277,072	$1,305,041
09/30/17	$1,623,950	$1,356,483	$1,364,699
12/31/17	$1,678,664	$1,418,680	$1,451,184
03/31/18	$1,657,566	$1,451,301	$1,441,831
06/30/18	$1,936,426	$1,556,267	$1,497,902
09/30/18	$2,204,279	$1,642,223	$1,604,611
12/31/18	$1,689,353	$1,286,630	$1,375,117
03/31/19	$2,022,479	$1,507,221	$1,568,230
06/30/19	$2,044,226	$1,548,639	$1,632,451
09/30/19	$1,945,376	$1,484,013	$1,651,428
12/31/19	$2,142,969	$1,653,108	$1,801,664
03/31/20	$1,715,365	$1,227,186	$1,425,123
06/30/20	$2,386,465	$1,602,509	$1,739,043
09/30/20	$2,835,846	$1,717,217	$1,899,164
12/31/20	$3,560,074	$2,225,617	$2,177,993
03/31/21	$3,826,133	$2,334,120	$2,316,228
06/30/21	$4,058,423	$2,425,559	$2,507,081
09/30/21	$3,854,786	$2,288,451	$2,504,531
12/31/21	$3,734,245	$2,288,708	$2,736,889
03/31/22	$3,125,654	$1,999,703	$2,592,425
06/30/22	$2,417,399	$1,614,674	$2,159,458
09/30/22	$2,417,399	$1,618,579	$2,063,049
12/31/22	$2,422,700	$1,685,462	$2,211,217
03/31/23	$2,694,127	$1,787,815	$2,369,989
06/30/23	$2,790,611	$1,913,901	$2,568,755
09/30/23	$2,641,114	$1,773,831	$2,485,173
12/31/23	$2,969,796	$1,999,942	$2,785,179
03/31/24	$3,105,509	$2,151,575	$3,064,236
06/30/24	$2,863,769	$2,088,767	$3,162,782
09/30/24	$3,251,826	$2,264,434	$3,359,794
12/31/24	$3,453,275	$2,303,019	$3,448,268
03/31/25	$3,240,163	$2,047,021	$3,285,443
06/30/25	$3,718,341	$2,291,959	$3,646,554
09/30/25	$3,824,367	$2,571,435	$3,944,703

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
Institutional	17.61%	6.16%	14.36%
Russell 2000 Growth Index	13.56%	8.41%	9.91%
Russell 3000 Index	17.41%	15.74%	14.71%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 1,900,687,203
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 16,768,319
InvestmentCompanyPortfolioTurnover	41.00%	[23]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,900,687,203
# of Issuers	57
Portfolio Turnover Rate	41%Footnote Reference#
Total Advisory Fees Paid	$16,768,319
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	29.8%
Industrials	21.1%
Health Care	18.5%
Consumer Discretionary	13.0%
Financials	4.7%
Communication Services	4.5%
Consumer Staples	1.8%
Real Estate	0.9%
Materials	0.8%
Cash and Cash Equivalents	4.8%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
Exact Sciences Corp.	3.8%
Mercury Systems, Inc.	3.7%
Liberty Media Corporation-Liberty Live Cl C	3.6%
Karman Holdings, Inc.	3.2%
Kratos Defense & Security Solutions, Inc.	3.0%
DraftKings, Inc.	2.7%
Loar Holdings, Inc.	2.6%
Dynatrace, Inc.	2.5%
Advanced Energy Industries, Inc.	2.5%
Wynn Resorts Ltd.	2.4%
Total	29.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Disagreements [Text Block]
C000174754
Shareholder Report [Line Items]
Fund Name	Baron Discovery Fund
Class Name	R6
Trading Symbol	BDFUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Discovery Fund (the Fund) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$114	1.05%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

For much of the year-long period, the Magnificent Seven mega-cap names dominated returns while small caps lagged. This trend paused late in the period when small caps rallied in response to the increased likelihood of Federal Reserve rate cuts and the potential beginning of an extended easing cycle. The Fund outperformed over the first nine months before giving back a portion of the gains in the September quarter. Stock selection was the reason for the outperformance, with most of the strength coming from investments in Industrials and Communication Services. These gains were partly offset style-related headwinds owing to the “lower quality” nature of the market rally late in the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	R6	Russell 2000 Growth Index	Russell 3000 Index
09/30/15	$5,000,000	$5,000,000	$5,000,000
12/31/15	$5,076,029	$5,215,983	$5,313,482
03/31/16	$4,861,360	$4,971,721	$5,364,935
06/30/16	$5,355,189	$5,132,854	$5,506,064
09/30/16	$6,179,064	$5,606,177	$5,748,204
12/31/16	$6,179,064	$5,806,328	$5,990,166
03/31/17	$6,902,244	$6,116,895	$6,334,199
06/30/17	$7,703,233	$6,385,358	$6,525,206
09/30/17	$8,119,748	$6,782,416	$6,823,494
12/31/17	$8,394,419	$7,093,398	$7,255,921
03/31/18	$8,288,915	$7,256,507	$7,209,154
06/30/18	$9,683,398	$7,781,337	$7,489,509
09/30/18	$11,022,835	$8,211,115	$8,023,055
12/31/18	$8,447,873	$6,433,151	$6,875,587
03/31/19	$10,113,720	$7,536,104	$7,841,152
06/30/19	$10,222,470	$7,743,194	$8,162,254
09/30/19	$9,728,153	$7,420,063	$8,257,140
12/31/19	$10,716,246	$8,265,538	$9,008,322
03/31/20	$8,582,897	$6,135,929	$7,125,613
06/30/20	$11,933,889	$8,012,543	$8,695,213
09/30/20	$14,181,084	$8,586,086	$9,495,821
12/31/20	$17,807,631	$11,128,082	$10,889,964
03/31/21	$19,138,087	$11,670,602	$11,581,140
06/30/21	$20,294,559	$12,127,794	$12,535,404
09/30/21	$19,281,366	$11,442,257	$12,522,655
12/31/21	$18,678,776	$11,443,538	$13,684,446
03/31/22	$15,630,154	$9,998,516	$12,962,124
06/30/22	$12,088,450	$8,073,371	$10,797,292
09/30/22	$12,088,450	$8,092,897	$10,315,243
12/31/22	$12,114,960	$8,427,312	$11,056,085
03/31/23	$13,477,562	$8,939,076	$11,849,945
06/30/23	$13,954,737	$9,569,507	$12,843,774
09/30/23	$13,212,464	$8,869,153	$12,425,866
12/31/23	$14,850,767	$9,999,712	$13,925,893
03/31/24	$15,529,417	$10,757,873	$15,321,182
06/30/24	$14,320,572	$10,443,837	$15,813,909
09/30/24	$16,261,086	$11,322,171	$16,798,972
12/31/24	$17,268,457	$11,515,095	$17,241,340
03/31/25	$16,202,765	$10,235,103	$16,427,217
06/30/25	$18,599,247	$11,459,797	$18,232,769
09/30/25	$19,129,442	$12,857,175	$19,723,513

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	10 Years
R6	17.64%	6.17%	14.36%
Russell 2000 Growth Index	13.56%	8.41%	9.91%
Russell 3000 Index	17.41%	15.74%	14.71%

No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 1,900,687,203
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 16,768,319
InvestmentCompanyPortfolioTurnover	41.00%	[24]
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,900,687,203
# of Issuers	57
Portfolio Turnover Rate	41%Footnote Reference#
Total Advisory Fees Paid	$16,768,319
Footnote	Description
Footnote#	Excludes impact of in-kind transactions.

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	29.8%
Industrials	21.1%
Health Care	18.5%
Consumer Discretionary	13.0%
Financials	4.7%
Communication Services	4.5%
Consumer Staples	1.8%
Real Estate	0.9%
Materials	0.8%
Cash and Cash Equivalents	4.8%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
Exact Sciences Corp.	3.8%
Mercury Systems, Inc.	3.7%
Liberty Media Corporation-Liberty Live Cl C	3.6%
Karman Holdings, Inc.	3.2%
Kratos Defense & Security Solutions, Inc.	3.0%
DraftKings, Inc.	2.7%
Loar Holdings, Inc.	2.6%
Dynatrace, Inc.	2.5%
Advanced Energy Industries, Inc.	2.5%
Wynn Resorts Ltd.	2.4%
Total	29.9%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Disagreements [Text Block]
C000196921
Shareholder Report [Line Items]
Fund Name	Baron Durable Advantage Fund
Class Name	Retail
Trading Symbol	BDAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Durable Advantage Fund (the Fund) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail	$103	0.95%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks led the market higher in the period, with the Magnificent Seven continuing to dominate market returns thanks to escalating investor enthusiasm around the AI secular growth theme. The Fund was unable to distance itself from the benchmark because favorable impacts from active sector weights were offset by disappointing stock selection. The Fund benefited from being underexposed to the lagging Health Care, Consumer Staples, Materials, and Energy sectors. Stock selection was negative overall because standout performance in Information Technology and Real Estate was undone by weakness in the Financials, Health Care, Industrials, and Consumer Discretionary sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Retail	S&P 500 Index
12/29/17	$10,000	$10,000
3/31/18	$10,130	$9,924
6/30/18	$10,310	$10,265
9/30/18	$10,740	$11,056
12/31/18	$9,252	$9,562
3/31/19	$10,617	$10,867
6/30/19	$11,460	$11,334
9/30/19	$11,811	$11,527
12/31/19	$13,025	$12,572
3/31/20	$10,938	$10,108
6/30/20	$13,357	$12,185
9/30/20	$14,539	$13,273
12/31/20	$15,645	$14,885
3/31/21	$16,097	$15,804
6/30/21	$18,207	$17,156
9/30/21	$18,576	$17,255
12/31/21	$20,619	$19,158
3/31/22	$18,481	$18,277
6/30/22	$15,577	$15,334
9/30/22	$14,781	$14,586
12/31/22	$15,467	$15,688
3/31/23	$17,937	$16,865
6/30/23	$19,842	$18,339
9/30/23	$19,711	$17,739
12/31/23	$22,444	$19,813
3/31/24	$24,874	$21,904
6/30/24	$26,155	$22,842
9/30/24	$27,617	$24,187
12/31/24	$28,476	$24,770
3/31/25	$26,459	$23,711
6/30/25	$30,573	$26,306
9/30/25	$32,267	$28,443

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Retail	16.84%	17.28%	16.32%
S&P 500 Index	17.60%	16.47%	14.44%

Performance Inception Date	Dec. 29, 2017
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 525,302,013
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 3,030,260
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$525,302,013
# of Issuers	30
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (Net of fees waived)	$3,030,260

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	34.3%
Financials	30.8%
Communication Services	13.4%
Consumer Discretionary	7.8%
Industrials	4.9%
Real Estate	4.0%
Health Care	3.6%
Consumer Staples	1.1%
Cash and Cash Equivalents	0.1%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
NVIDIA Corp.	8.1%
Meta Platforms, Inc.	8.0%
Amazon.com, Inc.	6.8%
Broadcom, Inc.	6.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.1%
Microsoft Corporation	5.5%
Alphabet, Inc.	5.4%
Monolithic Power Systems, Inc.	4.3%
Visa, Inc.	4.1%
S&P Global, Inc.	3.6%
Total	58.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Disagreements [Text Block]
C000196922
Shareholder Report [Line Items]
Fund Name	Baron Durable Advantage Fund
Class Name	Institutional
Trading Symbol	BDAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Durable Advantage Fund (the Fund) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks led the market higher in the period, with the Magnificent Seven continuing to dominate market returns thanks to escalating investor enthusiasm around the AI secular growth theme. The Fund was unable to distance itself from the benchmark because favorable impacts from active sector weights were offset by disappointing stock selection. The Fund benefited from being underexposed to the lagging Health Care, Consumer Staples, Materials, and Energy sectors. Stock selection was negative overall because standout performance in Information Technology and Real Estate was undone by weakness in the Financials, Health Care, Industrials, and Consumer Discretionary sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	Institutional	S&P 500 Index
12/29/17	$1,000,000	$1,000,000
3/31/18	$1,013,000	$992,409
6/30/18	$1,032,000	$1,026,487
9/30/18	$1,076,000	$1,105,637
12/31/18	$927,226	$956,158
3/31/19	$1,064,704	$1,086,653
6/30/19	$1,150,001	$1,133,421
9/30/19	$1,186,127	$1,152,670
12/31/19	$1,308,553	$1,257,217
3/31/20	$1,099,827	$1,010,827
6/30/20	$1,343,675	$1,218,485
9/30/20	$1,462,968	$1,327,287
12/31/20	$1,574,499	$1,488,530
3/31/21	$1,621,724	$1,580,445
6/30/21	$1,834,739	$1,715,556
9/30/21	$1,873,695	$1,725,541
12/31/21	$2,080,936	$1,915,818
3/31/22	$1,866,189	$1,827,719
6/30/22	$1,573,809	$1,533,435
9/30/22	$1,495,169	$1,458,563
12/31/22	$1,564,735	$1,568,846
3/31/23	$1,815,778	$1,686,464
6/30/23	$2,009,354	$1,833,898
9/30/23	$1,998,264	$1,773,866
12/31/23	$2,276,890	$1,981,259
3/31/24	$2,524,158	$2,190,400
6/30/24	$2,655,362	$2,284,231
9/30/24	$2,806,751	$2,418,694
12/31/24	$2,894,886	$2,476,964
3/31/25	$2,691,576	$2,371,145
6/30/25	$3,112,356	$2,630,605
9/30/25	$3,287,344	$2,844,328

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
Institutional	17.12%	17.58%	16.60%
S&P 500 Index	17.60%	16.47%	14.44%

Performance Inception Date	Dec. 29, 2017
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 525,302,013
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 3,030,260
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$525,302,013
# of Issuers	30
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (Net of fees waived)	$3,030,260

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	34.3%
Financials	30.8%
Communication Services	13.4%
Consumer Discretionary	7.8%
Industrials	4.9%
Real Estate	4.0%
Health Care	3.6%
Consumer Staples	1.1%
Cash and Cash Equivalents	0.1%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
NVIDIA Corp.	8.1%
Meta Platforms, Inc.	8.0%
Amazon.com, Inc.	6.8%
Broadcom, Inc.	6.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.1%
Microsoft Corporation	5.5%
Alphabet, Inc.	5.4%
Monolithic Power Systems, Inc.	4.3%
Visa, Inc.	4.1%
S&P Global, Inc.	3.6%
Total	58.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Disagreements [Text Block]
C000196923
Shareholder Report [Line Items]
Fund Name	Baron Durable Advantage Fund
Class Name	R6
Trading Symbol	BDAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Baron Durable Advantage Fund (the Fund) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at BaronCapitalGroup.com. You can also request this information by contacting us at 1.800.99.BARON.
Additional Information Phone Number	1.800.99.BARON
Additional Information Email	info@BaronCapitalGroup.com
Additional Information Website	BaronCapitalGroup.com
Expenses [Text Block]

What were the Fund costs for the the past 12 months?

(based on a hypothetical $10,000 investment)
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Large-cap growth stocks led the market higher in the period, with the Magnificent Seven continuing to dominate market returns thanks to escalating investor enthusiasm around the AI secular growth theme. The Fund was unable to distance itself from the benchmark because favorable impacts from active sector weights were offset by disappointing stock selection. The Fund benefited from being underexposed to the lagging Health Care, Consumer Staples, Materials, and Energy sectors. Stock selection was negative overall because standout performance in Information Technology and Real Estate was undone by weakness in the Financials, Health Care, Industrials, and Consumer Discretionary sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not predictive of future performance
Line Graph [Table Text Block]
	R6	S&P 500 Index
12/29/17	$5,000,000	$5,000,000
3/31/18	$5,065,000	$4,962,045
6/30/18	$5,160,000	$5,132,435
9/30/18	$5,375,000	$5,528,185
12/31/18	$4,636,130	$4,780,788
3/31/19	$5,323,522	$5,433,264
6/30/19	$5,750,006	$5,667,103
9/30/19	$5,930,634	$5,763,348
12/31/19	$6,542,764	$6,286,085
3/31/20	$5,499,133	$5,054,136
6/30/20	$6,718,375	$6,092,425
9/30/20	$7,314,841	$6,636,436
12/31/20	$7,872,497	$7,442,650
3/31/21	$8,108,621	$7,902,225
6/30/21	$9,173,694	$8,577,778
9/30/21	$9,363,447	$8,627,704
12/31/21	$10,404,682	$9,579,091
3/31/22	$9,330,943	$9,138,595
6/30/22	$7,869,045	$7,667,176
9/30/22	$7,470,804	$7,292,816
12/31/22	$7,823,676	$7,844,232
3/31/23	$9,078,892	$8,432,318
6/30/23	$10,046,769	$9,169,490
9/30/23	$9,991,318	$8,869,332
12/31/23	$11,384,447	$9,906,297
3/31/24	$12,625,837	$10,952,000
6/30/24	$13,281,855	$11,421,157
9/30/24	$14,033,754	$12,093,469
12/31/24	$14,479,487	$12,384,821
3/31/25	$13,462,939	$11,855,725
6/30/25	$15,566,840	$13,153,023
9/30/25	$16,436,722	$14,221,641

Average Annual Return [Table Text Block]
Class/Index Name	1 Year	5 Years	Since Inception 12/29/2017
R6	17.12%	17.58%	16.60%
S&P 500 Index	17.60%	16.47%	14.44%

Performance Inception Date	Dec. 29, 2017
No Deduction of Taxes [Text Block]	The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 525,302,013
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 3,030,260
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$525,302,013
# of Issuers	30
Portfolio Turnover Rate	13%
Total Advisory Fees Paid (Net of fees waived)	$3,030,260

Holdings [Text Block]

Sector Breakdown

(as a % of net assets)*

Value	Value
Information Technology	34.3%
Financials	30.8%
Communication Services	13.4%
Consumer Discretionary	7.8%
Industrials	4.9%
Real Estate	4.0%
Health Care	3.6%
Consumer Staples	1.1%
Cash and Cash Equivalents	0.1%Footnote Reference†
Footnote	Description
Footnote†	Includes other assets and liabilities-net.

Largest Holdings [Text Block]

Top Ten Holdings

Holding	% of Net Assets (9/30/25)*
NVIDIA Corp.	8.1%
Meta Platforms, Inc.	8.0%
Amazon.com, Inc.	6.8%
Broadcom, Inc.	6.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	6.1%
Microsoft Corporation	5.5%
Alphabet, Inc.	5.4%
Monolithic Power Systems, Inc.	4.3%
Visa, Inc.	4.1%
S&P Global, Inc.	3.6%
Total	58.2%

* Individual weights may not sum to 100% (or displayed total) due to rounding.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1.800.99.BARON
Updated Prospectus Web Address	BaronCapitalGroup.com
Accountant Change Disagreements [Text Block]

[1]	Excludes impact of in-kind transactions.
[2]	Excludes impact of in-kind transactions.
[3]	Excludes impact of in-kind transactions.
[4]	Includes interest expense of $8.
[5]	Includes interest expense of 0.09%.
[6]	Excludes impact of in-kind transactions.
[7]	Includes interest expense of $8.
[8]	Includes interest expense of 0.09%.
[9]	Excludes impact of in-kind transactions.
[10]	Includes interest expense of $8.
[11]	Includes interest expense of 0.09%.
[12]	Excludes impact of in-kind transactions.
[13]	Excludes impact of in-kind transactions.
[14]	Excludes impact of in-kind transactions.
[15]	Excludes impact of in-kind transactions.
[16]	Excludes impact of in-kind transactions.
[17]	Excludes impact of in-kind transactions.
[18]	Excludes impact of in-kind transactions.
[19]	Excludes impact of in-kind transactions.
[20]	Excludes impact of in-kind transactions.
[21]	Excludes impact of in-kind transactions.
[22]	Excludes impact of in-kind transactions.
[23]	Excludes impact of in-kind transactions.
[24]	Excludes impact of in-kind transactions.